Repurchase Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Outstanding balance at December 31	$ 19,572	$ 21,869
Average interest rate at December 31	0.25%	1.27%
Average balance during the year	22,185	20,815
Average interest rate during the year	0.84%	1.38%
Maximum month end balance during the year	$ 24,662	$ 22,249